Information by Segment (Tables)	12 Months Ended
Dec. 31, 2022
INFORMATION BY SEGMENT
Summary of Assets and Liabilities by Segment

	Generation		Distribution and Networks		Holdings and eliminations		Total
	12-31-2022	12-31-2021	12-31-2022	12-31-2021	12-31-2022	12-31-2021	12-31-2022	12-31-2021
Line of Business	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
ASSETS
CURRENT ASSETS	1,937,857,990	704,953,231	517,448,833	381,074,530	608,935,496	182,224,732	3,064,242,319	1,268,252,493
Cash and cash equivalents	15,577,716	4,059,117	1,645,018	1,964,579	857,990,965	303,951,444	875,213,699	309,975,140
Other current financial assets	3,328,010	2,747,199	102,529	1,238,240	99,677	55,976	3,530,216	4,041,415
Other current non-financial assets	168,853,772	53,654,303	2,071,666	4,215,329	21,714,914	8,956,365	192,640,352	66,825,997
Trade and other current receivables	941,807,106	319,374,477	498,172,677	344,375,668	69,533,572	24,434,982	1,509,513,355	688,185,127
Current accounts receivable from related companies	686,500,891	262,328,437	3,546,493	11,763,448	(433,778,780)	(217,651,797)	256,268,604	56,440,088
Inventories	48,882,081	25,601,423	4,696,300	2,997,869	24,337,712	2,648,418	77,916,093	31,247,710
Current tax assets	46,194,764	37,188,275	6,555,521	14,519,397	67,808,082	59,829,344	120,558,367	111,537,016
Non-current assets or disposal groups held for sale	26,713,650	—	658,629	—	1,229,354	—	28,601,633	—
NON-CURRENT ASSETS	6,459,003,403	5,869,269,137	1,503,735,962	1,590,778,338	838,598,048	772,023,628	8,801,337,413	8,232,071,103
Other non-current financial assets	57,198,350	38,915,283	—	—	2,629,290	463,782	59,827,640	39,379,065
Other non-current non-financial assets	71,679,797	85,177,306	3,974,661	3,076,764	2,621,883	1,362,578	78,276,341	89,616,648
Trade and other non-current receivables	46,817,168	100,176,330	521,384,397	401,098,758	122,946,080	14,511,252	691,147,645	515,786,340
Non-Current accounts payable from related companies	147,613,887	148,999,820	—	—	(147,613,887)	(142,651,819)	—	6,348,001
Investments accounted for using the equity method	12,792,475	6,095,038	—	—	4,960,303	3,828,895	17,752,778	9,923,933
Intangible assets other than goodwill	107,712,453	101,567,646	76,341,449	82,839,363	7,387,361	6,814,546	191,441,263	191,221,555
Goodwill	34,282,519	34,159,548	2,240,478	2,240,478	847,090,432	884,678,172	883,613,429	921,078,198
Property, plant and equipment	5,715,336,720	5,031,641,934	866,265,376	1,093,444,389	(9,248,102)	(14,397,562)	6,572,353,994	6,110,688,761
Investment property	—	—	—	—	7,348,262	7,539,005	7,348,262	7,539,005
Assets for right of use	231,835,979	156,537,247	2,552,157	4,244,878	(689,704)	6,736	233,698,432	160,788,861
Deferred tax assets	33,734,055	165,998,985	30,977,444	3,833,708	1,166,130	9,868,043	65,877,629	179,700,736

TOTAL ASSETS	8,396,861,393	6,574,222,368	2,021,184,795	1,971,852,868	1,447,533,544	954,248,360	11,865,579,732	9,500,323,596

	Generation		Distribution and Networks		Holdings and eliminations		Total
	12-31-2022	12-31-2021	12-31-2022	12-31-2021	12-31-2022	12-31-2021	12-31-2022	12-31-2021
Line of Business	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
LIABILITIES AND EQUITY
CURRENT LIABILITIES	1,815,369,972	1,160,666,050	707,079,955	746,688,757	646,041,953	224,971,410	3,168,491,880	2,132,326,217
Other current financial liabilities	55,252,071	79,273,121	5,288,702	150,674	7,979,010	8,916,095	68,519,783	88,339,890
Current lease liabilities	17,743,500	9,242,799	1,273,849	1,853,542	3,287	8,677	19,020,636	11,105,018
Trade and other current payables	1,077,964,004	668,905,400	371,911,869	262,862,315	294,017,036	46,556,772	1,743,892,909	978,324,487
Current accounts payable to related companies	607,176,390	373,766,861	315,459,903	465,826,390	23,862,281	165,004,707	946,498,574	1,004,597,958
Other current provisions	22,008,065	17,906,766	180,851	1,266,514	713,090	583,037	22,902,006	19,756,317
Current tax liabilities	21,154,968	2,461,869	944,932	9,202,761	312,236,470	1,484,077	334,336,370	13,148,707
Other current non-financial liabilities	14,070,974	9,109,234	12,019,849	5,526,561	7,230,779	2,418,045	33,321,602	17,053,840
NON-CURRENT LIABILITIES	3,232,461,558	2,688,289,480	629,125,828	371,287,907	446,561,163	961,927,094	4,308,148,549	4,021,504,481
Other non-current financial liabilities	876,704,452	902,487,329	—	—	1,307,098,804	1,039,387,049	2,183,803,256	1,941,874,378
Non-current lease liabilities	214,705,438	145,264,339	1,959,481	3,292,221	—	499	216,664,919	148,557,059
Trade and other non-current payables	267,218	3,788,764	308,041,157	175,608,162	487	486	308,308,862	179,397,412
Non-current accounts payable to related companies	1,742,214,913	1,245,386,779	281,625,788	142,651,760	(876,743,988)	(87,979,442)	1,147,096,713	1,300,059,097
Other long-term provisions	177,512,333	181,398,929	11,957,910	12,319,020	—	394,765	189,470,243	194,112,714
Deferred tax liabilities	201,374,515	192,175,894	—	11,639,461	(2,358,021)	(6,398,405)	199,016,494	197,416,950
Non-current provisions for employee benefits	19,682,689	17,787,446	24,452,845	24,641,998	18,563,881	16,522,142	62,699,415	58,951,586
Other non-current non-financial liabilities	—	—	1,088,647	1,135,285	—	—	1,088,647	1,135,285
EQUITY	3,349,029,863	2,725,266,838	684,979,012	853,876,204	354,930,428	(232,650,144)	4,388,939,303	3,346,492,898
Equity attributable to owners of the parent	3,349,029,863	2,725,266,838	684,979,012	853,876,204	354,930,428	(232,650,144)	4,097,200,895	3,097,868,353
Issued capital	1,270,222,769	1,264,108,957	177,568,664	230,137,980	2,434,312,037	2,387,856,533	3,882,103,470	3,882,103,470
Retained earnings	1,900,047,598	1,455,385,686	778,754,348	946,912,262	(204,369,129)	(799,111,653)	2,474,432,817	1,603,186,295
Issuance premiums	85,511,492	85,511,492	273,307	354,220	(85,784,799)	(85,865,712)	—	—
Other reserves	93,248,004	(79,739,297)	(271,617,307)	(323,528,258)	(1,789,227,681)	(1,735,529,312)	(2,259,335,392)	(2,387,421,412)
Non-controlling interests	—	—	—	—	—	—	291,738,408	248,624,545

Total Liabilities and Equity	8,396,861,393	6,574,222,368	2,021,184,795	1,971,852,868	1,447,533,544	954,248,360	11,865,579,732	9,500,323,596

Summary of Comprehensive Income by Segment

	Generation			Distribution and Networks			Holdings and eliminations			Total
	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020
Line of Business	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
REVENUES AND OTHER OPERATING INCOME	3,877,758,513	1,953,287,738	1,577,422,263	1,454,721,924	1,201,833,293	1,382,068,220	(376,048,574)	(299,891,496)	(374,088,286)	4,956,431,863	2,855,229,535	2,585,402,197
Revenues	3,302,181,412	1,934,131,175	1,543,647,794	1,449,144,572	1,193,549,267	1,376,425,433	(372,325,894)	(297,998,038)	(371,688,910)	4,379,000,090	2,829,682,404	2,548,384,317
Energy sales	2,625,836,969	1,803,343,706	1,494,203,779	1,334,971,825	1,103,758,191	1,270,159,653	(405,592,652)	(321,853,728)	(383,626,832)	3,555,216,142	2,585,248,169	2,380,736,600
Other sales	672,104,106	129,626,809	38,825,239	6,719,051	5,347,333	6,601,069	38,084,659	21,936,360	13,444,564	716,907,816	156,910,502	58,870,872
Other services rendered	4,240,337	1,160,660	10,618,776	107,453,696	84,443,743	99,664,711	(4,817,901)	1,919,330	(1,506,642)	106,876,132	87,523,733	108,776,845
Other operating income	575,577,101	19,156,563	33,774,469	5,577,352	8,284,026	5,642,787	(3,722,680)	(1,893,458)	(2,399,376)	577,431,773	25,547,131	37,017,880
RAW MATERIALS AND CONSUMABLES USED	(2,573,293,127)	(1,346,981,551)	(616,852,308)	(1,194,700,166)	(974,857,661)	(1,116,324,483)	368,469,226	310,533,808	358,731,152	(3,399,524,067)	(2,011,305,404)	(1,374,445,639)
Energy purchases	(1,102,539,973)	(660,360,745)	(177,049,909)	(1,139,342,609)	(933,785,293)	(1,060,494,642)	356,664,541	297,153,754	372,681,097	(1,885,218,041)	(1,296,992,284)	(864,863,454)
Fuel consumption	(587,063,837)	(374,868,794)	(231,176,490)	—	—	—	—	—	—	(587,063,837)	(374,868,794)	(231,176,490)
Transportation expenses	(305,760,332)	(159,477,763)	(113,704,101)	(17,909,689)	(12,947,272)	(23,694,571)	28,150,078	20,686,811	(4,141,015)	(295,519,943)	(151,738,224)	(141,539,687)
Other miscellaneous supplies and services	(577,928,985)	(152,274,249)	(94,921,808)	(37,447,868)	(28,125,096)	(32,135,270)	(16,345,393)	(7,306,757)	(9,808,930)	(631,722,246)	(187,706,102)	(136,866,008)
CONTRIBUTION MARGIN	1,304,465,386	606,306,187	960,569,955	260,021,758	226,975,632	265,743,737	(7,579,348)	10,642,312	(15,357,134)	1,556,907,796	843,924,131	1,210,956,558
Other work performed by the entity and capitalized	23,738,963	13,352,715	15,581,738	16,574,703	17,403,271	9,805,315	4,256,019	401,210	152,263	44,569,685	31,157,196	25,539,316
Employee benefits expense	(72,744,313)	(71,617,409)	(65,564,485)	(39,078,134)	(49,357,037)	(37,496,730)	(46,416,946)	(42,370,708)	(34,165,533)	(158,239,393)	(163,345,154)	(137,226,748)
Other expenses, by nature	(195,666,710)	(126,899,337)	(121,366,276)	(77,662,552)	(71,488,295)	(79,580,559)	4,294,415	8,836,807	10,353,501	(269,034,847)	(189,550,825)	(190,593,334)
GROSS OPERATING INCOME	1,059,793,326	421,142,156	789,220,932	159,855,775	123,533,571	158,471,763	(45,445,860)	(22,490,379)	(39,016,903)	1,174,203,241	522,185,348	908,675,792
Depreciation and amortization expense	(183,459,507)	(164,579,061)	(185,479,080)	(56,293,022)	(47,931,057)	(45,583,947)	1,479,578	1,582,462	1,106,008	(238,272,951)	(210,927,656)	(229,957,019)
Impairment losses (reversal of impairment losses) recognized in profit or loss	(2,286,438)	(33,035,731)	(698,453,039)	—	—	—	738,739	136,877	646,598	(1,547,699)	(32,898,854)	(697,806,441)
Impairment gains and reversals of impairment losses (Impairment losses) determined in accordance with IFRS 9.	(1,992,280)	(691,132)	(1,305,341)	(20,030,616)	(17,419,025)	(12,998,719)	(2,458)	(655,018)	(863,647)	(22,025,354)	(18,765,175)	(15,167,707)
OPERATING INCOME	872,055,101	222,836,232	(96,016,528)	83,532,137	58,183,489	99,889,097	(43,230,001)	(21,426,058)	(38,127,944)	912,357,237	259,593,663	(34,255,375)
FINANCIAL RESULT	(85,132,092)	(62,697,134)	(80,090,891)	(20,577,980)	(11,685,010)	5,929,058	(13,229,033)	(82,677,420)	(38,272,941)	(118,939,105)	(157,059,564)	(112,434,774)
Financial income	13,008,285	8,178,108	15,080,015	29,585,814	19,109,146	22,717,208	7,820,486	(866,854)	(1,636,763)	50,414,585	26,420,400	36,160,460
Cash and cash equivalents	18,295	29,479	597,718	4,038,512	1,093,452	1,562,194	15,842,151	2,136,870	5,164,145	19,898,958	3,259,801	7,324,057
Other financial income	12,989,990	8,148,629	14,482,297	25,547,302	18,015,694	21,155,014	(8,021,665)	(3,003,724)	(6,800,908)	30,515,627	23,160,599	28,836,403
Financial costs	(115,872,168)	(94,212,401)	(59,088,322)	(50,482,680)	(30,325,667)	(17,696,544)	(27,263,185)	(49,505,048)	(50,623,905)	(193,618,033)	(174,043,116)	(127,408,771)
Bank loans	(347,388)	(2,465,972)	(7,112,931)	(184)	—	(33,244)	(11,242,572)	(261,725)	(4,855)	(11,590,144)	(2,727,697)	(7,151,030)
Secured and unsecured obligations	(50,378,424)	(47,518,870)	(47,654,290)	—	—	—	(42,035,639)	(38,471,477)	(36,613,957)	(92,414,063)	(85,990,347)	(84,268,247)
Others	(65,146,356)	(44,227,559)	(4,321,101)	(50,482,496)	(30,325,667)	(17,663,300)	26,015,026	(10,771,846)	(14,005,093)	(89,613,826)	(85,325,072)	(35,989,494)
Income from indexation units	609,680	3,385,938	(703,130)	4,023,279	1,851,124	1,124,304	1,229,931	660,458	1,664,594	5,862,890	5,897,520	2,085,768
Foreign exchange profits (losses)	17,122,111	19,951,221	(35,379,454)	(3,704,393)	(2,319,613)	(215,910)	4,983,735	(32,965,976)	12,323,133	18,401,453	(15,334,368)	(23,272,231)
Positive	167,251,274	89,910,296	120,757,605	43,076,163	67,179,990	20,978,492	193,183,643	178,120,351	(10,034,714)	403,511,080	335,210,637	131,701,383
Negative	(150,129,163)	(69,959,075)	(156,137,059)	(46,780,556)	(69,499,603)	(21,194,402)	(188,199,908)	(211,086,327)	22,357,847	(385,109,627)	(350,545,005)	(154,973,614)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	4,014,081	3,157,673	2,424,250	—	361	—	(732,840)	19,375	1,085,142	3,281,241	3,177,409	3,509,392
Other gains (losses)	935,428	10,137,284	9,478,528	—	2,171,056	10,287	981,045,868	(2,171,056)	—	981,981,296	10,137,284	9,488,815
Gain (loss) from other investments	124,652	10,137,284	94,490	—	2,171,056	10,287	981,045,868	(2,171,056)	—	981,170,520	10,137,284	104,777
Gain (loss) from the sale of assets	810,776	—	9,384,038	—	—	—	—	—	—	810,776	—	9,384,038
Profit (loss) before taxes	791,872,518	173,434,055	(164,204,641)	62,954,157	48,669,896	105,828,442	923,853,994	(106,255,159)	(75,315,743)	1,778,680,669	115,848,792	(133,691,942)
Income tax	(151,330,979)	(24,666,990)	97,419,625	7,698,062	2,275,431	(23,421,217)	(326,063,963)	7,252,901	7,306,699	(469,696,880)	(15,138,658)	81,305,107
PROFIT (LOSS)	640,541,539	148,767,065	(66,785,016)	70,652,219	50,945,327	82,407,225	597,790,031	(99,002,258)	(68,009,044)	1,308,983,789	100,710,134	(52,386,835)

Profit (loss) attributable to	640,541,539	148,767,065	(66,785,016)	70,652,219	50,945,327	82,407,225	597,790,031	(99,002,258)	(68,009,044)	1,308,983,789	100,710,134	(52,386,835)
Profit (loss) attributable to owners of the parent	—	—	—	—	—	—	—	—	—	1,252,082,258	85,153,969	(50,860,313)
Profit (loss) attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	56,901,531	15,556,165	(1,526,522)

	Generation			Distribution and Networks			Holdings and eliminations			Total
	12-31-2022	12-31-2021	12-31-2020	12-31-2022	12-31-2021	12-31-2020	12-31-2022	12-31-2021	12-31-2020	12-31-2022	12-31-2021	12-31-2020
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	689,196,260	445,854,355	551,979,917	91,074,469	17,684,402	111,689,249	(35,491,916)	(50,645,942)	92,197,032	744,778,813	412,892,815	755,866,198
Net cash flows from (used in) investing activities	(990,157,962)	(604,078,037)	(100,557,328)	(98,077,760)	(85,111,489)	(111,939,127)	1,543,807,101	(47,365,284)	(342,154,935)	455,571,379	(736,554,810)	(554,651,390)
Net cash flows from (used in) financing activities	315,350,620	157,788,515	(469,832,875)	9,965,731	67,203,137	1,578,034	(953,972,710)	68,239,857	340,585,507	(628,656,359)	293,231,509	(127,669,334)